Document and Entity Information	Sep. 30, 2018
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2018
Registrant Name	FIRST INVESTORS INCOME FUNDS
Entity Central Index Key	0000740967
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 29, 2019
Document Effective Date	Apr. 01, 2019
Prospectus Date	Jan. 31, 2019